UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		     Washington, D.C.  20549

			FORM 13F

	           FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: June 30, 2002

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Lee, Danner & Bass, Inc.
Address:  424 Church Street
	  Suite 2108
	  Nashville, TN  37219

13F File Number:  801-30924

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Mark Bryan Smith
Title:	Treasurer
Phone:	615-244-7775
Signature, Place, and Date of Signing:

	Mark Bryan Smith     Nashville, Tennessee     August 13, 2002


Report Type (Check only one.):

[x]   		13F HOLDINGS REPORT.
[ ] 		13F NOTICE.
[ ] 		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  	0

Form 13F Information Table Entry Total: 95

Form 13F Information Table Value total: $259,060 thousands

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A. H. Belo Corp.               COM              080555105      317    14000 SH       SOLE                    12800              1200
Abbott Laboratories Corp.      COM              002824100      213     5660 SH       SOLE                     2860              2800
AmSouth Bancorporation         COM              032165102     4952   221282 SH       SOLE                   194660             26622
American Express Co.           COM              025816109     9053   249261 SH       SOLE                   241930              7331
American International Group I COM              026874107    11124   163042 SH       SOLE                   153947              9095
American Retirement Corp.      COM              028913101      106    42500 SH       SOLE                    42500
Amgen Inc.                     COM              031162100     3688    88054 SH       SOLE                    85354              2700
Anheuser-Busch Companies, Inc. COM              035229103     1187    23738 SH       SOLE                    17646              6092
Apache Corp.                   COM              037411105     1211    21065 SH       SOLE                    13486              7579
Automatic Data Processing Inc. COM              053015103     2611    59950 SH       SOLE                    54550              5400
BP Amoco LP                    COM              055622104      940    18618 SH       SOLE                    16540              2078
Baker Hughes, Inc.             COM              057224107      455    13665 SH       SOLE                     6645              7020
BankAmerica Corp.              COM              060505104      740    10513 SH       SOLE                     8823              1690
Baxter International Inc.      COM              071813109     2304    51835 SH       SOLE                    38685             13150
BellSouth Corp.                COM              079860102      454    14399 SH       SOLE                    12647              1752
Berkshire Hathaway Inc.        COM              084670108     1670       25 SH       SOLE                       14                11
Berkshire Hathaway Inc.        COM              084670207     3666     1641 SH       SOLE                     1528               113
Biomet Inc.                    COM              090613100     2041    75264 SH       SOLE                    67114              8150
Bristol Myers- Squibb Co.      COM              110122108     1056    41091 SH       SOLE                    39728              1363
CSX Corp.                      COM              126408103      249     7100 SH       SOLE                     7100
Cardinal Health Inc.           COM              14149Y108     1338    21781 SH       SOLE                    11470             10310
Cendant Corp.                  COM              151313103      595    37500 SH       SOLE                    16300             21200
Central Parking Corp.          COM              154785109     3066   134175 SH       SOLE                   111800             22375
ChevronTexaco Corp.            COM              166764100      499     5638 SH       SOLE                     5312               326
Cisco Systems, Inc.            COM              17275R102     4840   346958 SH       SOLE                   286443             60515
Citigroup, Inc                 COM              172967101     3112    80321 SH       SOLE                    72055              8266
Coca Cola Co.                  COM              191216100     3183    56848 SH       SOLE                    48627              8221
Conoco, Inc.                   COM              208251504     3582   128858 SH       SOLE                   118408             10450
Dell Computer Corp.            COM              247025109      327    12506 SH       SOLE                    12406               100
Dollar General Corp.           COM              256669102      619    32553 SH       SOLE                    26953              5600
Dover Corp.                    COM              260003108      315     9000 SH       SOLE                     8200               800
Duke Power Co.                 COM              264399106     2289    73604 SH       SOLE                    68304              5300
Eaton Corp.                    COM              278058102      247     3401 SH       SOLE                     3401
El Paso Corp.                  COM              28336l109     1495    72531 SH       SOLE                    56281             16250
Electronic Data Systems Corp.  COM              285661104      294     7913 SH       SOLE                     7263               650
Exxon - Mobil                  COM              30231G102     8209   200606 SH       SOLE                   179944             20662
Federal Express Corp.          COM              31428X106     1622    30375 SH       SOLE                    27625              2750
Federal National Mortgage Assn COM              313586109     3887    52700 SH       SOLE                    43401              9299
First Data Corp.               COM              319963104      688    18504 SH       SOLE                    12872              5632
General Electric Co.           COM              369604103     8984   309269 SH       SOLE                   268925             40344
General Mills Inc.             COM              370334104      380     8625 SH       SOLE                     8625
HCA Inc.                       COM              404119109    37427   787941 SH       SOLE                   769641             18300
Halliburton Co.                COM              406216101      428    26875 SH       SOLE                    24875              2000
HealthStream Inc.              COM              42222n103      125    88900 SH       SOLE                    88900
Hewlett Packard Co.            COM              428236103      606    39643 SH       SOLE                    39300               343
Home Depot Inc.                COM              437076102    10233   278610 SH       SOLE                   248190             30420
Honeywell International Inc.   COM              438516106     1139    32340 SH       SOLE                    28575              3765
Intel Corp.                    COM              458140100     7710   422020 SH       SOLE                   358875             63145
International Business Machine COM              459200101     5358    74415 SH       SOLE                    63510             10905
J. P. Morgan Chase & Co. Inc.  COM              616880100      337     9928 SH       SOLE                     4301              5627
Johnson and Johnson Inc.       COM              478160104     6123   117171 SH       SOLE                   108905              8266
Kimberly-Clark Corp.           COM              494368103      243     3922 SH       SOLE                     3922
Liberty Media Corp.            COM              530718105     3005   300478 SH       SOLE                   272128             28350
Longview Fibre Co.             COM              543213102       94    10000 SH       SOLE                    10000
Marsh & McLennan Companies, In COM              571748102      455     4713 SH       SOLE                     4713
Medtronic                      COM              585055106     2966    69226 SH       SOLE                    64375              4851
Merck & Company Inc.           COM              589331107     2028    40051 SH       SOLE                    38951              1100
Microsoft Corporation          COM              594918104     5070    92692 SH       SOLE                    82367             10325
Minnesota Mining & Manufacturi COM              604059105      244     1980 SH       SOLE                     1335               645
Molex Inc. - Class A           COM              608554200     5678   206986 SH       SOLE                   179704             27282
National Commerce Financial Co COM              63545P104      347    13200 SH       SOLE                    13200
O'Charley's Inc.               COM              670823103      353    13950 SH       SOLE                    11250              2700
Optical Sensors                COM              68384p107        9    14400 SH       SOLE                    14400
Oracle                         COM              68389x105      142    14986 SH       SOLE                    14986
PepsiCo Inc.                   COM              713448108      553    11465 SH       SOLE                    10615               850
Pfizer Inc.                    COM              717081103     4699   134257 SH       SOLE                   112256             22001
Philip Morris Companies Inc.   COM              718154107      377     8625 SH       SOLE                     4645              3980
Procter & Gamble Co.           COM              742718109      348     3895 SH       SOLE                     2150              1745
Pulte Corp                     COM              745867101     1767    30739 SH       SOLE                    30739
Regions Financial Corp.        COM              758940100      243     6919 SH       SOLE                     6919
Republic Services Inc          COM              760759100     3457   181275 SH       SOLE                   160125             21150
Royal Dutch Petroleum Co.      COM              780257804      232     4200 SH       SOLE                     3400               800
SBC Communications, Inc.       COM              78387g103     1947    63837 SH       SOLE                    59814              4023
Schering Plough Corp.          COM              806605101      244     9900 SH       SOLE                     9900
Schlumberger Ltd.              COM              806857108     5094   109553 SH       SOLE                   103003              6550
Sovereign Chief Venture F      COM              845912104       10    17000 SH       SOLE                                      17000
SunGard Data Systems, Inc.     COM              867363103     5668   214035 SH       SOLE                   185285             28750
SunTrust Banks Inc.            COM              867914103     2364    34909 SH       SOLE                    34235               674
Sysco Corp.                    COM              871829107    11666   428595 SH       SOLE                   375648             52947
Target Corporation             COM              87612e106      718    18835 SH       SOLE                     6835             12000
Transocean, Inc.               COM              G90078109     1740    55871 SH       SOLE                    43171             12700
Tyco International, Ltd.       COM              902124106     3319   245636 SH       SOLE                   205752             39884
United Parcel Service          COM              911312106     1777    28775 SH       SOLE                    25775              3000
United Technologies Corp.      COM              913017109     3465    51025 SH       SOLE                    42225              8800
Verizon Communications         COM              92343v104     2182    54351 SH       SOLE                    42946             11404
Viacom- Cl. B                  COM              925524308     2242    50522 SH       SOLE                    42085              8437
Wachovia Corp.                 COM              929903102      323     8472 SH       SOLE                     6878              1594
Wal-Mart Stores Inc.           COM              931142103     9774   177682 SH       SOLE                    94649             83033
Walt Disney Co.                COM              254687106      849    44920 SH       SOLE                    35438              9482
Wells Fargo & Co.              COM              949746101     1199    23955 SH       SOLE                    18705              5250
Worldcom, Inc.                 COM              98157d106       11   103024 SH       SOLE                    85294             17730
Wyeth                          COM              983024100      473     9229 SH       SOLE                     3929              5300
Duke Energy Corp. Convertible  PFD CV           264399585      322    14300 SH       SOLE                    14200               100
Morgan Stanley PERQ 8% (Nokia) PFD CV           61744y678       72    22600 SH       SOLE                    20900              1700
American Retirement Corp. Subo CONV             028913aa9     4196  4768000 PRN      SOLE                  4248000            520000